Vanguard® Global Capital Cycles Fund
Schedule of Investments (unaudited)
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.6%)
Australia (2.3%)
	BHP Group Ltd.	877,661	34,737
[1]	BHP Group Ltd. ADR	396,551	31,447
*	Bellevue Gold Ltd.	19,770,189	21,495
			87,679
Brazil (5.5%)
	Banco Bradesco SA ADR	15,470,976	60,028
	Ambev SA	17,170,642	50,314
	Lojas Renner SA	17,873,492	49,089
	Suzano SA	3,712,021	32,864
*	Natura Cosmeticos SA	9,974,616	20,526
			212,821
Canada (10.0%)
	Teck Resources Ltd. Class B	1,989,286	116,134
	Nutrien Ltd.	1,082,729	82,287
	Barrick Mining Corp.	1,180,078	46,424
	Eldorado Gold Corp.	1,265,021	39,086
*	Hemlo Mining Corp.	7,952,942	30,738
*,1	Abaxx Technologies Inc.	637,763	26,528
*,1	LunR Royalties Corp.	1,338,423	22,712
	Lundin Mining Corp.	851,737	21,859
			385,768
China (6.8%)
*	Baidu Inc. Class A	5,700,700	90,020
	Zijin Mining Group Co. Ltd. Class H	13,584,154	63,085
	JD.com Inc. Class A	2,790,095	42,270
	China Mengniu Dairy Co. Ltd.	13,482,713	30,026
	Alibaba Group Holding Ltd.	1,141,973	18,821
*	DiDi Global Inc. ADR	3,313,582	12,061
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	18,413,764	8,116
			264,399
France (5.6%)
	Societe Generale SA	674,921	54,331
	Arkema SA	554,715	40,485
	Engie SA	1,195,504	39,407
	Sanofi SA	385,811	36,103
	IPSOS SA	504,614	21,401
	APERAM SA	278,928	14,920
	Sopra Steria Group	66,813	10,425
			217,072
Germany (3.2%)
[1]	Brenntag SE	944,016	68,748
[1]	Wacker Chemie AG	284,874	31,261
*,2	Zalando SE	948,466	23,427
			123,436
Hong Kong (1.2%)
	ASMPT Ltd.	2,240,337	46,929
Indonesia (0.2%)
	Bank Negara Indonesia Persero Tbk. PT	33,178,781	7,149
Israel (1.3%)
*,1	Wix.com Ltd.	688,539	51,427
Japan (1.0%)
	SUMCO Corp.	1,552,140	24,764
	Mitsubishi Estate Co. Ltd.	526,440	15,003
			39,767
Mexico (3.2%)
	America Movil SAB de CV Class B	64,820,721	86,126
	Cemex SAB de CV ADR	1,614,740	19,861

		Shares	Market Value ($000)
*	Esentia Energy Development SAB de CV	5,636,331	19,198
			125,185
Netherlands (1.9%)
	Heineken NV	934,327	72,737
South Africa (4.6%)
	Anglogold Ashanti plc	1,344,629	126,032
	Valterra Platinum Ltd. (XLON)	320,867	26,068
	Valterra Platinum Ltd.	311,594	25,097
			177,197
South Korea (5.5%)
	SK Telecom Co. Ltd.	1,745,663	113,123
	Samsung Electronics Co. Ltd.	655,373	98,691
			211,814
Switzerland (1.2%)
	Swatch Group AG	141,261	32,791
	Adecco Group AG (Registered)	543,184	12,517
			45,308
Taiwan (2.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	238,211	94,346
United Kingdom (26.1%)
	Anglo American plc	3,235,288	160,098
	Glencore plc	18,313,787	142,332
	GSK plc	3,151,409	82,622
	Prudential plc	4,785,948	72,122
	Rio Tinto plc	676,445	68,143
	Rio Tinto plc ADR	614,069	61,702
	British American Tobacco plc	947,003	55,774
	Hikma Pharmaceuticals plc	2,567,787	48,821
	Unilever plc	761,160	44,387
	Haleon plc	9,152,077	42,263
	Derwent London plc	1,727,191	40,411
	Tate & Lyle plc	6,514,650	32,514
	Hammerson plc	6,645,069	29,828
	Serco Group plc	7,755,674	29,770
	Shell plc	549,283	24,974
[1]	Domino's Pizza Group plc	6,473,380	17,093
	Travis Perkins plc	1,418,842	10,073
	UNITE Group plc	1,439,021	9,068
	Hays plc	19,724,846	8,934
	Pagegroup plc	4,709,971	8,587
	Mondi plc	815,162	8,422
	Reckitt Benckiser Group plc	130,416	8,298
			1,006,236
United States (16.6%)
*	Molina Healthcare Inc.	562,974	109,566
	American Water Works Co. Inc.	745,010	95,674
	Merck & Co. Inc.	513,297	56,042
*	Centene Corp.	884,132	47,469
	Diamondback Energy Inc.	228,264	46,938
	Pfizer Inc.	1,516,450	40,489
	Viper Energy Inc. Class A	751,964	37,132
	Archer-Daniels-Midland Co.	407,227	30,355
	Mosaic Co.	1,255,230	29,209
	Royal Gold Inc.	115,783	27,021
	American Electric Power Co. Inc.	191,869	26,307
*	First Solar Inc.	113,862	22,988
*	Antero Resources Corp.	448,770	17,619
	Voya Financial Inc.	204,517	16,762
*	Nextpower Inc. Class A	117,856	14,040
	CVS Health Corp.	159,892	13,317
	Freeport-McMoRan Inc.	147,100	8,500
			639,428
Total Common Stocks (Cost $2,966,229)			3,808,698

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.8%)
Money Market Fund (3.8%)
[3,4]	Vanguard Market Liquidity Fund (Cost $145,042)	3.685%	1,450,567	145,042
Total Investments (102.4%) (Cost $3,111,271)				3,953,740
Other Assets and Liabilities—Net (-2.4%)				(92,647)
Net Assets (100%)				3,861,093
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $92,324.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $23,427, representing 0.6% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $96,441 was received for securities on loan.
ADR—American Depositary Receipt.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,363,202	—	—	1,363,202
Common Stocks—Other	377,015	2,068,481	—	2,445,496
Temporary Cash Investments	145,042	—	—	145,042
Total	1,885,259	2,068,481	—	3,953,740